UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

October 31, 2008
unaudited

Bonds & notes — 89.96%	Principal amount (000)	Value (000)

ALABAMA — 0.58%
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	$5,000	$ 4,970
Port Auth., Docks Facs. Rev. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2016	1,000	926
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2017	1,160	1,118
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2015	500	488
		7,502

ALASKA — 1.04%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	2,330	2,101
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2000, 5.60% 2010 (escrowed to maturity)	1,000	1,051
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 4.75% 2015 (preref. 2009)	410	416
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	6,365	6,660
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,002
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	939
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010 (escrowed to maturity)	1,140	1,195
		13,364

ARIZONA — 2.08%
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children's Hospital), Series 2007-A, 2.82% 2042 (put 2015)[1]	4,000	3,600
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children's Hospital), Series 2007-B, 2.67% 2042 (put 2015)[1]	4,000	3,560
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	1,859
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	2,912
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	479
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	1,928
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011	1,345	1,372
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,071
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	930	809
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	1,955	1,725
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2012	1,250	1,232
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	974
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,171
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,142
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	1,988
		26,822

CALIFORNIA — 5.01%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	980
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	1,695	1,764
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,145	1,072
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	500	458
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	705	619
Various Purpose G.O. Bonds 5.00% 2015	5,000	5,188
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,078
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	80	84
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.00% 2009 (escrowed to maturity)	30	31
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.00% 2009 (escrowed to maturity)	110	113
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	920	908
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	513
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	516
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	633
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2016	1,255	1,127
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013	1,045	1,058
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,603
Morongo Band of Mission Indians, California Enterprise Rev. Bonds (Indians Enterprise Casino Project), Series B, 5.50% 2018	2,000	1,763
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 3.201% 2017[1]	2,500	1,325
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, MBIA insured, 5.00% 2015	1,115	1,045
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	5,000	4,732
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	1,820
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	3,915
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, FSA insured, 5.00% 2014	1,020	997
San Francisco Airport Auth., Ref. Bonds, Series A, AMT, 6.50% 2019 (put 2010)	2,000	2,014
San Francisco Airport Auth., Ref. Bonds, Series A, AMT, 6.50% 2019 (put 2012)	2,000	2,003
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,415
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2017	2,650	2,611
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	822
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Parkview Terrace Club
Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	1,150	1,148
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments),
Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,498
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2011	1,865	1,811
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2012	1,500	1,433
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	995
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,294
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2013	1,750	1,732
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2014	1,975	1,927
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.00% 2018	2,500	2,166
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,416
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.70% 2009	1,010	1,018
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.80% 2010	940	954
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2014	1,000	990
		64,589

COLORADO — 2.61%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	$2,000	$ 2,110
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2013	2,000	1,968
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	5,300	5,042
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,473
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012 (escrowed to maturity)	4,000	4,230
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.00% 2015	1,420	1,343
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2010	1,000	1,008
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,099
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-F, 5.00% 2015	440	430
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,060
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,755
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-8, 4.10% 2036 (put 2011)	5,000	5,035
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,450	1,453
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	495
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,227
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,044
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	395	405
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	500	416
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2015	1,170	1,080
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2016	1,055	951
		33,624

CONNECTICUT — 0.31%
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, MBIA insured, 4.20% 2014	800	749
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.70% 2012[2]	3,400	3,272
		4,021

DELAWARE — 0.37%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project),
Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,011
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	2,995	2,758
		4,769

DISTRICT OF COLUMBIA — 1.43%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2010	1,000	1,025
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,056
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.25% 2014	1,000	1,039
Convention Center Auth. (Washington), Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,534
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	952
G.O. Ref. Bonds, Series 1993-B-2, FSA insured, 5.50% 2010	1,000	1,031
G.O. Ref. Bonds, Series 1999-B, FSA insured, 5.50% 2009	695	709
G.O. Ref. Bonds, Series 1999-B, FSA insured, 5.50% 2009 (escrowed to maturity)	195	199
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	7,905
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	967
		18,417

FLORIDA — 7.04%
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2016	1,000	1,041
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	3,000	3,064
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, FSA insured, 5.00% 2034 (preref. 2014)	1,000	1,076
Board of Education, Capital Outlay Ref. Bonds, Series 2005-B, 5.00% 2017	7,000	7,216
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	3,592
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,060
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, MBIA insured, 5.00% 2018	3,000	3,014
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,583
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,490	2,084
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, FSA insured, 5.00% 2016	3,000	2,811
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, FSA insured, 5.25% 2016	2,000	1,905
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,000	1,049
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	166
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	154
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	32
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-I, 5.00% 2029 (put 2009)	1,000	1,012
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,085
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,004
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	970	936
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2010	2,905	2,897
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,120
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	2,000	1,873
School Board of Hillsborough County, Master Lease Program, Series 2006-B, MBIA insured, 5.00% 2015	2,000	2,093
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	1,120	1,011
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	1,045	926
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	3,060	2,798
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	9,500	9,933
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter's Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,000	835
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,040	1,787
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	4,245	3,598
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,455	2,018
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,171
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2010	2,000	2,026
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, MBIA insured, 5.375% 2017	6,075	5,688
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2013	3,560	3,460
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC insured, 5.00% 2016	1,000	1,012
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,569
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	3,000	3,044
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	3,500	3,568
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,500	1,566
		90,877

GEORGIA — 1.29%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	2,000	2,108
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project),
Series 1998-A, 4.55% 2028 (put 2008)	995	997
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2010	1,000	978
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2012	1,000	927
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2014	1,715	1,496
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2016	2,000	1,773
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,301
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	3,730
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,218
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	1,000	850
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2008-A, 5.50% 2017[3]	2,500	388
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, 5.10% 2014	1,000	908
		16,674

GUAM — 0.15%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	994
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	969
		1,963

HAWAII — 0.07%
Harbor System Rev. Bonds, Series 2007-A, AMT, FSA insured, 5.25% 2016	1,000	955

IDAHO — 0.99%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-C-2, AMT, 5.25% 2011	65	65
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	75	75
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	115	113
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	45	44
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	340	304
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	1,315	1,263
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	790	611
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	750	642
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,600	1,160
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-A, Class III, AMT, 4.85% 2028	4,000	3,043
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	875	642
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,225	915
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-J, Class III, AMT, 5.00% 2028	1,190	1,063
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-K, Class III, AMT, 5.20% 2028	3,200	2,889
		12,829

ILLINOIS — 5.20%
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	637	585
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	853	836
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,080
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project), Series 2000-B, 4.75% 2030 (put 2014)	6,500	6,569
City of Chicago, O'Hare International Airport, General Airport Rev. Bonds, Series 2008-A, FSA insured, 5.00% 2019	2,000	1,987
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,551
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	1,000	1,031
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2016	5,000	5,164
County of DuPage, Limited Tax G.O. Bonds (Courthouse Project), Series 2006, 5.00% 2016	1,570	1,658
Educational Facs. Auth., Rev. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,420
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	4,045
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	669
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)[1]	2,930	2,893
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,515
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	1,804
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	3,782
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,187
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,073
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	1,000	934
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.50% 2008	1,000	1,001
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2009	1,000	1,002
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,004
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	997
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,114
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	875	853
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	805	783
Housing Dev. Auth., Housing Bonds, Series K, 4.20% 2014	295	288
Housing Dev. Auth., Housing Bonds, Series K, 4.25% 2015	310	298
Indian Prairie Community, Unit School Dist. No. 204, DuPage and Will Counties, School Building Bonds (Naperville/Aurora),
Series 1998, 5.25% 2011 (preref. 2008)	1,275	1,281
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,100
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,115
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,442
		67,061

INDIANA — 2.50%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2016	1,320	1,135
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2018	3,000	3,160
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	3,668
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2012	1,650	1,631
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,023
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,500	1,426
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,017
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	2,000	2,046
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2011	1,640	1,693
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,229
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	8,320	6,703
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, MBIA insured, 5.60% 2016	4,000	3,953
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	1,967
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,596
		32,247

IOWA — 0.33%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	974
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,176
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.30% 2009	1,000	1,025
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,000	1,056
		4,231

KANSAS — 0.46%
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2016	1,270	1,064
City of Olathe, Health Facs. Rev. Bonds (Olathe Medical Center), Series 2008-A, 4.125% 2037 (put 2013)	2,850	2,798
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), Series 2005-B, 3.75% 2012	540	540
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), Series 2005-C, 3.85% 2013	1,500	1,502
		5,904

KENTUCKY — 0.30%
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010	895	910
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010 (escrowed to maturity)	450	468
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,516
		3,894

LOUISIANA — 0.81%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,441
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted - 202 Elderly Projects),
Series 2006-A, 4.75% 2031	3,835	3,525
Military Dept., Custodial Receipts, 5.00% 2014	870	875
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,716
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2016	2,000	1,889
		10,446

MAINE — 0.08%
Housing Auth., Mortgage Purchase Bonds, Series 2001-E-1, 4.125% 2010	1,000	1,011

MARYLAND — 0.81%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,435	1,395
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	2,160	2,003
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010	1,755	1,770
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,779
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,493
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.25% 2009	265	264
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.30% 2011	560	542
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	1,275	1,141
		10,387

MASSACHUSETTS — 1.13%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	995
Educational Fncg. Auth., Education Loan Rev. Ref. Bonds, Issue G, Series 2000-A, AMT, MBIA insured, 5.55% 2008	1,035	1,037
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,090
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	4,411
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,530
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	3,000	3,247
Port Auth., Special Facs. Rev. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC insured, 5.00% 2015	1,000	938
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.00% 2015	1,250	1,337
		14,585

MICHIGAN — 3.99%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	1,000	1,045
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, FSA insured, 5.00% 2018	4,500	4,540
G.O. Bonds (Environmental Program and Ref. ), Series 2008-A, 5.00% 2018	5,000	5,145
G.O. Bonds (Environmental Program and Ref. ), Series 2008-A, 5.00% 2019	2,000	2,035
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	5,500	4,946
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010	2,000	1,987
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	1,926
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group), Series 1993-A, 6.375% 2009	620	616
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
Series 2003-A, 5.25% 2010 (escrowed to maturity)	2,000	2,077
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A,
AMBAC insured, 6.00% 2011 (escrowed to maturity)	1,250	1,355
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	2,977
State Hospital Fin. Auth., Rev. Bonds (Trinity Health System), Series A, 6.00% 2034 (put 2017)	4,000	4,002
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010	2,020	2,060
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,006
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2007-B, AMBAC insured, 5.00% 2015	1,000	1,013
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Ref. Series 2002, 5.50% 2015	3,315	3,638
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,412
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,033
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	4,500	3,550
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC insured, 5.25% 2011	2,530	2,531
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, ASSURED GUARANTY insured, 5.25% 2018	1,745	1,601
		51,495

MINNESOTA — 0.95%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	3,750	3,650
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	3,000	2,768
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2015	5,000	4,785
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,061
		12,264

MISSISSIPPI — 0.48%
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007,
FSA insured, 5.00% 2034 (put 2015)	6,000	6,234

MISSOURI — 2.04%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	1,000	919
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,000	1,001
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	4,005	4,089
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2014	1,300	1,251
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2015	1,365	1,292
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2016	1,440	1,336
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2017	1,510	1,377
Highways and Transportation Commission, Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	2,844
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village),
Series 2002, 5.875% 2010 (escrowed to maturity)	1,325	1,398
Industrial Dev. Auth. of the City of Lee's Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2015	2,240	2,030
Industrial Dev. Auth. of the City of Lee's Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2016	2,300	2,041
Industrial Dev. Auth. of the City of Lee's Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2017	2,420	2,106
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2003-A, FSA insured, 5.25% 2012	1,000	1,049
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, FSA insured, 5.00% 2015	1,260	1,205
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson National
Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,335
		26,273

MONTANA — 0.13%
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,865	1,720

NEBRASKA — 0.96%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	5,260	5,020
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT, 3.90% 2009	580	584
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	945	922
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	1,830	1,687
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,155	1,212
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC insured, 5.00% 2015	2,875	2,996
		12,421

NEVADA — 2.57%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	5,500	5,744
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,394
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	3,000	2,978
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	2,500	2,640
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,478
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.20% 2009	155	159
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Ref. Bonds,
Series 2007-A, FSA insured, 5.00% 2016	1,985	2,030
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,176
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	60	61
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,464
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,538
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	3,940	3,509
		33,171

NEW JERSEY — 4.89%
Certs. of Part., Series 2004-A, 5.00% 2010	3,500	3,606
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,062
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,008
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	3,000	3,059
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	3,000	3,092
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,826
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
Series 2004-B, MBIA insured, 5.25% 2013 (escrowed to maturity)	4,315	4,654
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	9,095	9,567
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	11,295	9,140
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	2,000	1,436
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,339
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC insured, 5.25% 2013	4,410	4,689
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,408
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,586
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,563
		63,035

NEW YORK — 3.18%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter's Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2012	1,000	1,002
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter's Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,092
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter's Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,391
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,455	3,431
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,137
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,160
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010	1,000	1,043
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009	995	1,020
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,074
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009 (escrowed to maturity)	5	5
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	581
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	589
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	979
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,397
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	3,000	2,851
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	1,694
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[4]	2,000	2,088
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.00% 2017	2,000	1,947
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2019	4,000	3,946
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,051
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,581
		41,059

NORTH CAROLINA — 2.60%
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured, 5.125% 2009	35	35
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2016	2,000	1,925
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	1,000	1,005
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,025
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,155	2,206
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	1,998
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	2,947
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	997
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2017	3,000	3,024
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1992, MBIA insured, 6.00% 2010	3,000	3,088
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1997-A, MBIA insured, 5.125% 2011	2,750	2,755
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2009	1,660	1,670
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	2,500	2,590
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2012	2,500	2,595
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	2,250	2,341
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2015	740	697
Raleigh-Durham Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	2,676
		33,574

OHIO — 2.43%
American Municipal Power – Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2017	1,500	1,535
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	7,285	5,710
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,179
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,149
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.30% 2037 (put 2010)	2,000	2,024
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (put 2012)	2,000	2,007
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	2,000	1,833
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,247
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,062
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,105
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,220
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners), Series 2001-A, 5.25% 2009	1,170	1,196
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,076
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2013	2,125	2,046
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2014	1,000	952
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2016	1,815	1,667
Municipal Advisory Council, Beneficial Interest Ref. Certs. (Municipal Electric Generation Agcy. Joint Venture 5 – OMEGA JV5),
AMBAC insured, 5.00% 2015	2,290	2,336
		31,344

OKLAHOMA — 0.23%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 2011[2]	1,000	996
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018	1,000	970
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	977
		2,943

PENNSYLVANIA — 3.44%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	4,401
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	3,868
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,147
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,367
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,440
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	6,500	6,615
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,103
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,500	1,263
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	892
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	1,875	1,750
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,529
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,314
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, FSA insured, 5.00% 2016	1,000	940
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children's Hospital of Philadelphia Project),
Series 2007-A, 4.25% 2016	700	666
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	3,000	2,464
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,455	2,518
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 2.533% 2017[1]	8,085	6,064
		44,341

PUERTO RICO — 1.73%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	1,650	1,711
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,000	960
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2017	3,930	4,114
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,065
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,500	5,371
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	4,250	4,221
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,000	1,980
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	2,000	1,979
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	971
		22,372

RHODE ISLAND — 0.66%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 5.75% 2009	1,340	1,360
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2015	2,635	2,679
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2011	2,000	2,033
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,242
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,227
		8,541

SOUTH CAROLINA — 1.02%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A-2, AMT, FSA insured, 5.875% 2009	445	446
Jobs-Econ. Dev. Auth., Hospital Improvement Rev. Bonds (Palmetto Health), Series 2007, 2.57% 2039[1]	2,000	1,900
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2016	1,000	949
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,461
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	2,595	2,699
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	6,000	5,744
		13,199

SOUTH DAKOTA — 0.17%
Education Loans Inc., Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,070	1,076
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009	1,135	1,149
		2,225

TENNESSEE — 1.25%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	1,280	1,195
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,935	1,919
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	2,440	2,328
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2009	200	203
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	500	445
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	5,000	4,331
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	5,000	4,222
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	1,875	1,537
		16,180

TEXAS — 15.48%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest Products Corp. Project),
Series 1991, 5.65% 2012	1,000	922
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project – Round Rock Campus),
Series 2008, 5.25% 2017	1,500	1,548
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-A, XLCA insured, 5.25% 2015	1,280	1,260
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2008, 5.00% 2018	2,500	2,605
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	2,727
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,047
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,367
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,111
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,122
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 0%/4.20% 2015[4]	1,700	1,237
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,088
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,141
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010	1,000	1,027
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2005, 5.00% 2014	2,590	2,757
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 2007-A, 5.00% 2018	5,500	5,732
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	955	999
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,037
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,111
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	5,953
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,058
G.O. Bonds (Veterans' Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,685	1,689
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,500	3,422
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,517
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,748
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	990
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,469
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, MBIA insured, 6.00% 2009	3,215	3,268
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, MBIA insured, 6.00% 2010	1,500	1,550
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A, 5.50% 2010	1,705	1,746
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,031
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2009	700	705
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2010	735	749
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2011	770	789
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2012	810	825
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010	1,585	1,657
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	5,000	5,230
Harris County, Toll Road Unlimited Tax and Rev. Ref. Bonds, Series 2007-C, 5.00% 2016	5,000	5,279
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012	915	908
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC insured, 5.00% 2017	1,000	1,000
City of Houston, G.O. Public Improvement Ref. Bonds, Series A, 5.00% 2019	3,000	3,060
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,561
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,530	1,533
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2002-A, 5.25% 2011	1,000	1,056
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2010	1,500	1,551
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)[1]	3,500	3,157
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	2,936
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,223
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 2.589% 2017[1]	2,500	2,150
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002, 5.50% 2010	1,140	1,171
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2008	1,635	1,636
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,045
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,178
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	7,350	7,474
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010	1,000	1,045
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010	4,740	4,776
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002-B, RADIAN insured, 5.00% 2009	5,200	5,301
City of San Antonio (Bexar County), General Improvement and Ref. Bonds, Series 1998, 5.00% 2009	990	993
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	7,000	7,525
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	985	1,037
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2010	1,000	1,012
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT, FSA insured, 5.00% 2016	1,000	937
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, FSA insured, 5.00% 2016	1,000	937
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,055
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	5,480	5,894
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2003-A, 5.25% 2014	1,500	1,604
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011 (preref. 2009)	1,555	1,569
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	53
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2016	1,000	976
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	969
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,448
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2015	1,170	1,101
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2016	1,280	1,180
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, 5.10% 2010 (preref. 2009)	1,000	1,019
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. Ref. Bonds,
Series 2002, FSA insured, 5.00% 2010	400	414
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,248
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2017	2,500	2,622
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,515
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,223
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2018	4,250	4,446
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,219
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2004-B, 5.25% 2016	10,090	10,883
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, MBIA insured, 5.00% 2010 (escrowed to maturity)	2,040	2,130
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, MBIA insured, 5.00% 2011 (escrowed to maturity)	3,715	3,918
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,500
		199,701

UTAH — 0.22%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	1,035	977
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	540	498
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	605	550
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	980	725
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, 5.25% 2012	25	25
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	15	15
		2,790

VIRGINIA — 0.77%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	966
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	2,000	2,047
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	1,500	1,528
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,010
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2014	2,735	2,788
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,500	1,554
		9,893

VIRGIN ISLANDS — 0.37%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	4,765	4,804

WASHINGTON — 2.64%
Public Utility Dist. No. 1 of Clark County, Electric System Rev. and Ref. Bonds, Series 2007, FGIC insured, 5.00% 2017	2,000	2,058
Energy Northwest, Project 1 Electric Rev. Ref. Bonds, Series 2007-C, 5.00% 2017	3,000	3,124
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	10,462
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,655
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2013	915	942
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds,
Series 2008-A, ASSURED GUARANTY insured, 5.00% 2016	2,595	2,703
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2011	1,895	1,992
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009	550	551
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
Series 2003, XLCA insured, 5.00% 2011	2,000	2,094
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2013	1,000	1,062
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010	1,000	1,012
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program - Phase III),
Series 2007, AMT, FSA insured, 4.55% 2017	1,585	1,544
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2011	2,000	2,126
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,719
		34,044

WISCONSIN — 2.45%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	752
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	3,000	2,955
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	875	834
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	2,879
G.O. Bonds, Series 2003-C, 5.25% 2014	7,770	8,350
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,354
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.65% 2009	1,935	1,985
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 2003-D, FSA insured, 5.00% 2011	2,515	2,629
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2012	2,065	1,904
Housing and Econ. Dev. Auth., Single-family Mortgage Housing Rev. Bonds, Series 2000-C, MBIA insured, 4.35% 2009	595	599
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010	2,200	2,312
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,028
		31,581

MULTI-STATE — 0.72%
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	2,012
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	2,000	1,745
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	6,000	5,537
		9,294

Total bonds & notes (cost: $1,225,031,000)		1,160,670

Short-term securities — 10.27%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2001, 0.80% 2037[1]	400	400
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.80% 2033[1]	1,500	1,500
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1985, 0.60% 2015[1]	500	500
Arizona Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 2.25% 11/6/2008	2,200	2,200
Arizona Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.05% 12/4/2008	3,600	3,600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-3, 1.25% 2037[1]	300	300
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Fed. Bond Program),
Series A-1, 1.25% 2033[1]	2,900	2,900
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-A, 1.20% 2033[1]	890	890
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.75% 2034[1]	2,500	2,500
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-B, 1.25% 2033[1]	5,600	5,600
Kansas Dev. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2006-D, 1.25% 2031[1]	1,500	1,500
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 1.25% 2025[1]	1,245	1,245
County of Shelby, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2004-A, 1.20% 2034[1]	900	900
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series A, 1.40% 2026[1]	3,950	3,950
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 1.15% 2026[1]	5,100	5,100
Commonwealth of Massachusetts, G.O. Rev. Anticipation Notes, Series 2008-B, 4.00% 4/30/2009	3,000	3,033
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series R, 0.70% 2049[1]	700	700
City of Minneapolis, Minnesota, Health Care System Demand Rev. Bonds (Fairview Health Services),
Series 2008-E, 1.55% 2047[1]	2,000	2,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-A, 0.75% 2030[1]	400	400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-B, 0.75% 2030[1]	1,100	1,100
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Saint Louis University),
Series 2008-A-2, 1.20% 2035[1]	4,000	4,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 1996-B, 1.25% 2030[1]	4,100	4,100
Las Vegas Valley Water Dist., Nevada, G.O. (Limited Tax) Water Improvement Bonds, Series 2006-B, 1.35% 2036[1]	8,800	8,800
City of Reno, Nevada, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project),
Series 2008-A, 1.20% 2042[1]	11,600	11,600
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2009-A, 3.00% 6/25/2009	5,000	5,040
New York City, New York, Industrial Dev. Agcy. Civic Fac. Rev. Bonds (Lyceé Français de New York),
Series 2002-B, 1.15% 2032[1]	800	800
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-A, 0.70% 2031[1]	8,700	8,700
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 1.25% 2031[1]	1,000	1,000
Hospital Facs. Auth. of the City of Medford, Oregon, Demand Rev. Bonds (Rogue Valley Manor Project),
Series 2007, 1.25% 2037[1]	900	900
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.75% 11/12/2008	2,795	2,795
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 0.80% 2033[1]	655	655
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2005, 0.80% 2035[1]	4,460	4,460
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, 0.80% 2038[1]	11,300	11,300
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2006, 0.80% 2036[1]	1,300	1,300
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 1.10% 2038[1]	6,500	6,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	20,000	20,243

Total short-term securities (cost: $132,491,000)		132,511

Total investment securities (cost: $1,357,522,000)		1,293,181
Other assets less liabilities		(2,938)

Net assets		$1,290,243

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,562,000, which represented 1.05% of the net assets of the fund.
3Scheduled interest and/or principal payment was not received.
4Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	1,293,181
Level 3 — Significant unobservable inputs	—
Total	$1,293,181

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,141
Gross unrealized depreciation on investment securities	(68,956)
Net unrealized depreciation on investment securities	(63,815)
Cost of investment securities for federal income tax purposes	1,356,996

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-943-1208O-S15854

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2008

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: December 29, 2008